Significant Accounting Policies And Practices (Useful Lives For Property, Plant And Equipment) (Details)	12 Months Ended
Sep. 30, 2018
Minimum [Member] | Buildings And Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful lives	20 years
Minimum [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives	2 years
Maximum [Member] | Buildings And Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful lives	40 years
Maximum [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives	15 years